Table of Contents
Certificate Payment Report
2
Certificate Factor Report
3
Cash Reconciliation
4
Cash Reconciliation - Pooled Assets
5
Cash Reconciliation - Hartman Portfolio
6
Cash Reconciliation - Hartman Portfolio - Non Pool
7
Other Related Information
8
Pool and Performance Detail
9
Bond Interest Reconcilation
10
Bond Reconciliation Detail
11
Current Ratings
12
Performance History
13
Payoff History
14
Mortgage Payoff Detail
15
Delinquency Detail
16
Stratification - Mortgage Balances/Rates
17
Stratification - Amortization Terms
18
Stratification - Property Types
19
Stratification - Geographic Distribution
20
Stratification - Financial Ratios and Others
21
Historical Loss Liquidation
23
Historical Bond/Collateral Realized Loss Reconciliation
24
Loan Level Detail
25
Specially Serviced Loan Detail
27
Specially Serviced Loan Comments
28
Appraisal Reduction Detail
29
Appraisal Reduction Comments
30
Modifications/Extensions Detail/Description
31
REO Historical Detail
32
Material Breaches and Document Defects
33
COMM 2012-LC4
Commercial Mortgage Pass-Through Certificates
April 13, 2012

1761 E. St. Andrew Place
Santa Ana, CA 92705
Website:
https://tss.sfs.db.com/investpublic
Associated Files
Supplements
Pool Periodic
Bond Periodic
Loan Periodic
Loan Setup
Governing Documents
Annex A
Factor Information:
(800) 735-7777
Main Phone Number:
714-247-6000
Depositor
Deutsche Mortgage & Asset Receiving Corporation
Master Servicer
Wells Fargo Bank, National Association
Special Servicer
CWCapital Asset Management LLC
Underwriters
Deutsche Bank Securities, Inc.
Ladder Capital Securities LLC
Morgan Stanley & Co. LLC
Guggenheim Securities LLC
RBS Securities Inc.
Rating Agencies
Moody's Investors Service, Inc.
Fitch, Inc.
Trustee
US Bank National Association
Certificate Administrator
Deutsche Bank Trust Company Americas
Operating Advisor
Park Bridge Lender Services LLC
Controlling Rep/Class
CPUSI Co-Investment SS Securities, LLC/Class G
Contacts
Dates
Prior Distribution Date
Distribution Count
Current Distribution Date
Next Distribution Date
Trust Collection Period
Record Date
Determination Date
Closing Date
Cutoff Date
Initial Distribution Date
04/13/2012
1
NA
05/11/2012
03/30/2012
03/01/2012
03/20/2012
04/13/2012
03/12/2022
04/09/2012
04/09/2012
to
03/20/2012
Rated Final Payment Date
In connection with the Trustee's preparation of this Statement to Certificateholders, the Trustee is conclusively relying upon, and has not independently verified, information provided to it by various third parties, including the Master Servicer, Special Servicer and other parties to the transaction. The Trustee makes no representations as to the completeness, reliability, accuracy or suitability for any purpose of the information provided to it by such third parties.
Administrator
Karlene Benvenuto
(714)247-6284
Karlene.Benvenuto@db.com

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Certificate Payment Report
Beginning
Balance
Principal
Non-Prin Adj/
Loss/Accretion
Ending
Balance
Interest
Distributed
Excess/
Shortfall
Current
Next
Original
%
Current
%
Original
Balance
Class
Class Type
CUSIP
Balance and Principal Components
Interest
Pass-Through Rate
Credit Support
A-1
SR
126192AA1
48,958,000.00
48,958,000.00
743,910.88
48,214,089.12
47,162.87
0.00
30.02%
1.156000% 1.156000%
30.00%
0.00
A-2
SR
126192AB9
77,841,000.00
77,841,000.00
0.00
77,841,000.00
146,341.08
0.00
30.02%
2.256000% 2.256000%
30.00%
0.00
A-3
SR
126192AC7
115,586,000.00
115,586,000.00
0.00
115,586,000.00
295,611.20
0.00
30.02%
3.069000% 3.069000%
30.00%
0.00
A-4
SR
126192AD5
416,502,000.00
416,502,000.00
0.00
416,502,000.00
1,141,215.48
0.00
30.02%
3.288000% 3.288000%
30.00%
0.00
A-M
SR
126192AE3
92,950,000.00
92,950,000.00
0.00
92,950,000.00
314,713.21
0.00
20.14%
4.063000% 4.063000%
20.13%
0.00
B
MEZ
126192AF0
44,711,000.00
44,711,000.00
0.00
44,711,000.00
183,836.73
0.00
15.39%
4.934000% 4.934000%
15.38%
0.00
C
MEZ
126192AG8
32,944,000.00
32,944,000.00
0.00
32,944,000.00
159,913.25
0.00
11.88%
5.824912% 5.650984%
11.88%
0.00
X-A
SR/NTL
126192AH6
751,837,000.00
751,837,000.00
0.00
751,093,089.12
1,704,443.15
0.00
0.00%
2.720446% 2.540927%
N
0.00%
0.00
X-B
SR/NTL
126192AJ2
189,431,016.00
189,431,016.00
0.00
189,431,016.00
110,404.72
0.00
0.00%
0.699387% 0.604320%
N
0.00%
0.00
D
SUB
126192AK9
52,946,000.00
52,946,000.00
0.00
52,946,000.00
257,004.83
0.00
6.26%
5.824912% 5.650984%
6.25%
0.00
E
SUB
126192AL7
15,296,000.00
15,296,000.00
0.00
15,296,000.00
54,173.33
0.00
4.63%
4.250000% 4.250000%
4.63%
0.00
F
SUB
126192AM5
11,766,000.00
11,766,000.00
0.00
11,766,000.00
41,671.25
0.00
3.38%
4.250000% 4.250000%
3.38%
0.00
G
SUB
126192AN3
31,768,016.00
31,768,016.00
0.00
31,768,016.00
112,511.72
0.00
0.00%
4.250000% 4.250000%
0.00%
0.00
HP
SUB
126192AP8
10,000,000.00
10,000,000.00
10,071.31
9,989,928.69
54,052.50
0.00
0.00%
6.486300% 5.650984%
0.00%
0.00
X-ALA
NTL
126192AT0
50,454,121.00
50,454,121.00
0.00
50,408,373.77
42,577.67
0.00
0.00%
0.980000% 0.980000%
N
0.00%
0.00
V
NA
126192AQ6
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.000000% 0.000000%
0.00%
0.00
R
RES
126192AR4
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.000000% 0.000000%
0.00%
0.00
LR
RES
126192AS2
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
0.000000% 0.000000%
0.00%
0.00
951,268,016.00
951,268,016.00
753,982.19
950,514,033.81
4,665,632.99
0.00
SubTotal
SubTotal P&I
5,419,615.18
0.00
951,268,016.00
951,268,016.00
753,982.19
0.00
950,514,033.81
4,665,632.99
0.00
Total
Total P&I
5,419,615.18

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Certificate Factor Report
Class
Start
Date
Accrual
End
Date
Methodology
Cusip
Original
Balance
Balance Factors
Beginning
Balance
Interest
Distributed
Payment Factors
Principal
Distributed
Total
Distributed
Ending
Balance
A-1
126192AA1
03/01/12
03/30/12
48,958,000.00
1,000.00000000
984.80512112
0.96333327
15.19487888
16.15821214
30/360
A-2
126192AB9
03/01/12
03/30/12
77,841,000.00
1,000.00000000
1,000.00000000
1.88000000
0.00000000
1.88000000
30/360
A-3
126192AC7
03/01/12
03/30/12
115,586,000.00
1,000.00000000
1,000.00000000
2.55750004
0.00000000
2.55750004
30/360
A-4
126192AD5
03/01/12
03/30/12
416,502,000.00
1,000.00000000
1,000.00000000
2.74000000
0.00000000
2.74000000
30/360
A-M
126192AE3
03/01/12
03/30/12
92,950,000.00
1,000.00000000
1,000.00000000
3.38583335
0.00000000
3.38583335
30/360
B
126192AF0
03/01/12
03/30/12
44,711,000.00
1,000.00000000
1,000.00000000
4.11166670
0.00000000
4.11166670
30/360
C
126192AG8
03/01/12
03/30/12
32,944,000.00
1,000.00000000
1,000.00000000
4.85409331
0.00000000
4.85409331
30/360
X-A
126192AH6
03/01/12
03/30/12
751,837,000.00
1,000.00000000
999.01054234
2.26703813
0.00000000
2.26703813
30/360
N
X-B
126192AJ2
03/01/12
03/30/12
189,431,016.00
1,000.00000000
1,000.00000000
0.58282283
0.00000000
0.58282283
30/360
N
D
126192AK9
03/01/12
03/30/12
52,946,000.00
1,000.00000000
1,000.00000000
4.85409342
0.00000000
4.85409342
30/360
E
126192AL7
03/01/12
03/30/12
15,296,000.00
1,000.00000000
1,000.00000000
3.54166645
0.00000000
3.54166645
30/360
F
126192AM5
03/01/12
03/30/12
11,766,000.00
1,000.00000000
1,000.00000000
3.54166667
0.00000000
3.54166667
30/360
G
126192AN3
03/01/12
03/30/12
31,768,016.00
1,000.00000000
1,000.00000000
3.54166656
0.00000000
3.54166656
30/360
HP
126192AP8
03/01/12
03/30/12
10,000,000.00
1,000.00000000
998.99286900
5.40525000
1.00713100
6.41238100
30/360
X-ALA
126192AT0
03/01/12
04/01/12
50,454,121.00
1,000.00000000
999.09329052
0.84388885
0.00000000
0.84388885
Act/360
N
V
126192AQ6
03/01/12
03/30/12
0.00
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
30/360
R
126192AR4
03/01/12
03/30/12
0.00
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
30/360
LR
126192AS2
03/01/12
03/30/12
0.00
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
30/360

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Cash Reconciliation
(42,577.67)
D. Alamance Crossing Int Strip
(1,283.16)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(85,682.65)
(85,682.65)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
5,421,249.80
4,667,267.61
0.00
0.00
4,752,950.26
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
(0.06)
753,982.25
(1,634.60)
(85,682.65)
(1,634.60)
(1,389.41)
(351.44)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
5,419,615.20
0.00
5,421,249.80
4,752,950.26
753,982.19
0.00
0.00
0.00
0.00
0.00
753,982.19
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer
Advanced Principal
Gain-on-Sale
Trustee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest Shortfall)
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoveralble Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Cash Reconciliation - Pooled Assets
(42,577.67)
D. Alamance Crossing Int Strip
(1,270.08)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(85,585.15)
(85,585.15)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
5,357,109.32
4,613,198.44
0.00
0.00
4,698,783.59
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
(0.06)
743,910.94
(1,617.93)
(85,585.15)
(1,617.93)
(1,375.24)
(347.85)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
5,355,491.39
0.00
5,357,109.32
4,698,783.59
743,910.88
0.00
0.00
0.00
0.00
0.00
743,910.88
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer
Advanced Principal
Gain-on-Sale
Trustee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest Shortfall)
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoveralble Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Cash Reconciliation - Hartman Portfolio
Workout - Delayed Reimbursement Amount
0.00
(87.02)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(4,887.13)
(4,887.13)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
422,390.79
355,401.62
0.00
0.00
360,288.75
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
(0.06)
66,989.23
(110.85)
(4,887.13)
(110.85)
(94.23)
(23.83)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
422,279.94
0.00
422,390.79
360,288.75
66,989.17
0.00
0.00
0.00
0.00
0.00
66,989.17
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer Fee
Advanced Principal
Gain-on-Sale
Trustee Fee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator Fee
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest Shortfall)
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoverable Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Cash Reconciliation - Hartman Portfolio - Non Pool
Workout - Delayed Reimbursement Amount
0.00
(13.08)
0.00
0.00
Guarantee Fee
Unreimbursed Indemnification Expense
C. Operating Advisor Fees
Miscellaneous Fees
0.00
(97.50)
(97.50)
0.00
0.00
Servicer Fees/Expenses
Delinquent Servicer Fees
64,140.48
54,069.17
0.00
0.00
54,166.67
A. Scheduled Interest
Current Interest
Delinquent Interest
B Servicing Fees & Expenses
Current Servicer Fees
Sub-Servicer
Servicer Fee Strips
Other Fee Strips (incl. Insurer)
Interest Non-Adjusted
Principal & Interest Non-Adjusted
0.00
0.00
0.00
0.00
0.00
10,071.31
(16.66)
(97.50)
(16.66)
(14.17)
(3.58)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Net PPIS
Servicer PPIS Cap
64,123.82
0.00
64,140.48
54,166.67
10,071.31
0.00
0.00
0.00
0.00
0.00
10,071.31
Servicer Remittance Non-Adjusted
Adjustments
Trust
Principal
Principal
Trust Related Fees & Expenses
A. Scheduled Principal
A. Excess Amounts
Trustee Fee
Current Principal
Subsequent Recovery
Certificate Administrator Fee
Scheduled Maturity Payoff
Certificate Insurer Fee
Advanced Principal
Gain-on-Sale
Trustee Fee Strips
B Unscheduled Principal
Realized Loss
Trust Expense(s)
Voluntary
Additional Loss Claim
Post-Maturity
Liquidation
Net Excess/Shortfall
Trust Related Fees & Expenses
Curtailment
Defeasance
Interest
Neg Am/Deferred
A. Excesses
Sister Agreements
Principal Non-Adjusted
Extension Interest (ARD)
Out-SWAP Payment
B. Shortfalls Amounts.
Collateral Administrator Fee
Penalties/Yield Maintain/Exit
In-SWAP Payment
Default Interest
Prepay Interest Excess (PPIE)
In-Equity Payment
Interest
Interest Recovery
Out-Equity Payment
ASER Recovered
Other Interest Proceeds
Interest Reserve Account
Deposit
B. Shortfalls
Cumulative Deposit
Gross PPIS (Prepay Interest Shortfall)
Withdrawal
Deferred Interest
Modification Shortfall
Summary
ASER Applied
Principal Adjusted
Special Servicer Fees
Scheduled Interest
Workout Fees
Servicer Fee & Expense
Liquidation Fees
Interest Shortfall Expense
Non-Recoverable Advances
Servicer Wire
Interest on Prior Advances
Trustee Fee & Expense
Various Expenses
Sister Agreements
Other Interest Loss
Interest Reserve Account
Net Excess/Shortfall
Due to Certificates

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Other Related Information
Other
Commissions
*Fee-sharing arrangement
Brokerage fees
Disclosable Special Servicer Fees*
Commissions

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Pool and Performance Detail
Pool Detail
Amortizing/Balloon
%
Amt
WA Rates/Terms
Current
Cnt
%
IO/Amortizing/Balloon
IO/Balloon
Smallest Balance
Beginning Balance
Scheduled Principal
Voluntary Payoff
Scheduled Maturity Payoff
Post-Maturity Payoff
Net Liquidation/Disposition
Realized Loss
Curtailment
Repurchase/Substitution/DPO
Current
Negative Amortization/Deferred
Ending Balance
Scheduled Principal
Voluntary Payoff
Scheduled Maturity Payoff
Post-Maturity Payoff
Net Liquidation/Disposition
Realized Loss
Curtailment
Repurchase/Substitution/DPO
Cumulative
Negative Amortization/Deferred
%
Amt
Cnt
%
%
Amt
Cnt
%
WAC
LIBOR
WAMM
AWAM
Cutoff
Prior
Current
Next
Performance Snapshot
30 Day
60 Day
90 Day Plus
Foreclosures
Current
3 Mo Avg
% Bal
REOs
Bankruptcies
Defeasances
Modifications
6 Mo Avg
12 Mo Avg
% Cnt
% Bal
% Cnt
% Bal
% Cnt
Current
Advance Summary
Cumulative
Interest
Liquidations
Prior Outstanding
Current Amount
Recovery (-)
Current Outstanding
Non-Recoverable
Principal
% Cnt
% Amt
Cnt
Appraisal Reduction Summary
Prior Cumulative ASER
Current ASER
Recovery (-)
Cumulative ASER
First ARA
Average ARA
Most Recent ARA
Largest Balance
(*) ARA
Appraisal Reduction Amount (*) ASER Appraisal Subordination Entitlement
0.00
0.00
0.00
0.00
0.00
Average Balance
N/A
N/A
N/A
N/A
0.00
0.00
0.00
0.00
0.00
0.00
817,462,509.66
33,500,000.00
99,551,525.00
4,045,542.85
99,683,707.44
21,602,591.70
86.00%
3.52%
10.47%
40
1
3
951,268,016.85
90.91%
2.27%
6.82%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
950,514,034.66
100.00%
0.08%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
99.92%
44
0
0
0
0
0
0
0
0
44
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
100.00%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.08%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0
0
0
0
0
0
0
0
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
5.99572%
5.99572%
0.00
0.00
0
0
0
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00
0.00
(*) AWAM - Loans that are IO/Balloon or IO/Amortizing Balloon are not included in this calculation
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
108.28
344.67
5.81690%
109.60
351.64
40 90.91%
N/A
753,982.25
753,982.25
0.00%
0.00%
N/A
N/A
0.00
0.00
0
0.00
0.00%
0.00%
0.00%
0
0.00%

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Bond Interest Reconcilation
Pass-Through
Rate
Outstanding
Shortfall
Distributed
Interest
Current
Deductions
Current
Additions
Current
Accrued
Prior
Shortfall
Days
Class
Prior
Due
Current
Due
Method
Beginning
Balance
Distributable
Interest
Accrual
CUSIP
A-1
30/360
1.156000%
47,162.87
47,162.87
0.00
03/30/12
03/01/12
126192AA1
48,958,000.00
47,162.87
0.00
0.00
30
A-2
30/360
2.256000%
146,341.08
146,341.08
0.00
03/30/12
03/01/12
126192AB9
77,841,000.00
146,341.08
0.00
0.00
30
A-3
30/360
3.069000%
295,611.20
295,611.20
0.00
03/30/12
03/01/12
126192AC7
115,586,000.00
295,611.20
0.00
0.00
30
A-4
30/360
3.288000%
1,141,215.48
1,141,215.48
0.00
03/30/12
03/01/12
126192AD5
416,502,000.00
1,141,215.48
0.00
0.00
30
A-M
30/360
4.063000%
314,713.21
314,713.21
0.00
03/30/12
03/01/12
126192AE3
92,950,000.00
314,713.21
0.00
0.00
30
B
30/360
4.934000%
183,836.73
183,836.73
0.00
03/30/12
03/01/12
126192AF0
44,711,000.00
183,836.73
0.00
0.00
30
C
30/360
5.824912%
159,913.25
159,913.25
0.00
03/30/12
03/01/12
126192AG8
32,944,000.00
159,913.25
0.00
0.00
30
X-A
30/360
2.720446%
1,704,443.15
1,704,443.15
0.00
03/30/12
03/01/12
126192AH6
N
751,837,000.00
1,704,443.15
0.00
0.00
30
X-B
30/360
0.699387%
110,404.72
110,404.72
0.00
03/30/12
03/01/12
126192AJ2
N
189,431,016.00
110,404.72
0.00
0.00
30
D
30/360
5.824912%
257,004.83
257,004.83
0.00
03/30/12
03/01/12
126192AK9
52,946,000.00
257,004.83
0.00
0.00
30
E
30/360
4.250000%
54,173.33
54,173.33
0.00
03/30/12
03/01/12
126192AL7
15,296,000.00
54,173.33
0.00
0.00
30
F
30/360
4.250000%
41,671.25
41,671.25
0.00
03/30/12
03/01/12
126192AM5
11,766,000.00
41,671.25
0.00
0.00
30
G
30/360
4.250000%
112,511.72
112,511.72
0.00
03/30/12
03/01/12
126192AN3
31,768,016.00
112,511.72
0.00
0.00
30
HP
30/360
6.486300%
54,052.50
54,052.50
0.00
03/30/12
03/01/12
126192AP8
10,000,000.00
54,052.50
0.00
0.00
30
X-ALA
Act/360
0.980000%
42,577.67
42,577.67
0.00
04/01/12
03/01/12
126192AT0
N
50,454,121.00
42,577.67
0.00
0.00
31
V
30/360
0.000000%
0.00
0.00
0.00
03/30/12
03/01/12
126192AQ6
0.00
0.00
0.00
0.00
30
R
30/360
0.000000%
0.00
0.00
0.00
03/30/12
03/01/12
126192AR4
0.00
0.00
0.00
0.00
30
LR
30/360
0.000000%
0.00
0.00
0.00
03/30/12
03/01/12
126192AS2
0.00
0.00
0.00
0.00
30
951,268,016.00
4,665,632.99
4,665,632.99
4,665,632.99
SubTotal
0.00
0.00
0.00
951,268,016.00
4,665,632.99
4,665,632.99
4,665,632.99
Total
0.00
0.00
0.00

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Bond Reconciliation Detail
Interest Loss
Expense
Interest on Prior
Loss
PPY, PPYYM,
Exit Fees
Deferred
Accretion
Net
PPIS
Interest
Adjustment
Interest on Prior
Shortfall
Cumulative
Loss
Current
Loss
Unscheduled
Scheduled
Class
Principal Components
Interest Additions
Interest Deductions
A-1
743,910.88
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-M
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
N
0.00
0.00
0.00
0.00
0.00
X-B
0.00
0.00
0.00
0.00
0.00
N
0.00
0.00
0.00
0.00
0.00
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
E
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
F
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
G
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
HP
10,071.31
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-ALA
0.00
0.00
0.00
0.00
0.00
N
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
LR
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
753,982.19
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
SubTotal
753,982.19
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Current Ratings
Closing Ratings
CUSIP
Class
Fitch Moody's
S & P
Fitch
Moody's
S & P
Class
Type
Realpoint
Realpoint
Rating
Eff Date
Rating
Rating
Rating
Eff Date
Eff Date
Eff Date
Updated Ratings (1)
DBRS
DBRS
Eff Date
Rating
Kroll
Rating
Eff Date
Kroll
A-1
SR
126192AA1
AAA
Aaa
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
A-2
SR
126192AB9
AAA
Aaa
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
A-3
SR
126192AC7
AAA
Aaa
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
A-4
SR
126192AD5
AAA
Aaa
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
A-M
SR
126192AE3
AAA
Aaa
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
B
MEZ
126192AF0
AA
Aa2
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
C
MEZ
126192AG8
A
A2
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
X-A
SR/NTL
126192AH6
AAA
Aaa
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
X-B
SR/NTL
126192AJ2
NR
NR
NR
-
-
Ba3 03/21/2012
-
-
NR
-
-
NR
NR
-
-
-
-
D
SUB
126192AK9
BBB-
Baa3
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
E
SUB
126192AL7
BB
Ba2
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
F
SUB
126192AM5
B
B2
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
G
SUB
126192AN3
NR
NR
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
HP
SUB
126192AP8
NR
NR
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
X-ALA
NTL
126192AT0
NR
NR
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
V
NA
126192AQ6
NR
NR
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
R
RES
126192AR4
NR
NR
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
LR
RES
126192AS2
NR
NR
NR
-
-
-
-
-
-
NR
-
-
NR
NR
-
-
-
-
Contact Information
Fitch, Inc.
One State Street Plaza
New York, New York, 10004
(212) 908-0500
Moody's Investors Service
7 World Financial Center
New York, New York 10007
(212) 553-0300
Standard & Poor's Rating Service
55 Water Street
New York, New York 10041
(212) 438-2430
Realpoint LLC
410 Horsham Road Suite A
Horsham, PA 19044
(267) 960-6014
Legend
NR
Class not rated at issuance
NA
Data not available
(1) These ratings are not a recommendation to buy, sell or hold these notes. Ratings may be changed or withdrawn at any time by each assigning rating agency.
These ratings do not address the possibility that, as a result of principal prepayments or losses, the yield on your notes may be lower than anticipated.
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission and captured during the processing window.
Deutsche Bank does not hold itself responsible for any update that may have occurred outside the window during which the data was captured.
Kroll Bond Ratings
599 Lexington Ave
New York, NY 10022
(212) 702-0707
DBRS, Inc.
101 N. Wacker, Suite 100
Chicago, Illinois 60606
(312) 332-3429

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Performance History
Delinquency Categories (excludes REO/Foreclosures)
Dist Date
Dist Cnt
No.
Unique Events
Bal
Cnt
Foreclosure
Bal
30 Day
Cnt
Bal
60 Day
Cnt
Bal
90 Day
Cnt
Bal
REO
Cnt
Bal
Bankruptcy
Cnt
Bal
Specially Serviced
Cnt
Bal
Modification
Cnt
Bal
Defeasance
Cnt
Impaired Loans
4/13/2012
No. 1
0
0.00
0
0.00 0
0.00
0.00%
0.00%
0.00%
0.00% 0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%
0
0.00
0.00%
0.00%

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Payoff History
Payoff Amount
Count
Amount
Liquidation
Interest Additions/Deductions
Remaining Term
Life
Amort
Liquidation
Realized Loss
Net Liquidation
Penalty(1)
PPIS/PPIE
Other
Maturity (2)
Dist Date
Dist Count
No.
Prior
Post
Type
Schd
Count
4/13/2012
No. 1
0
0.00
0
0.00
0.00
0.00
0.00
0
0
108.28 344.67
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00% 0.00% 0.00%
0.00
0.00%
0.00
0.00%
0
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
Prepay Penalties
2
Yield Maintenance
3
Exit Fees
4
Yield Maintenance & Exit Fees
(1) Penalty Type
(2) Maturity Var: Payoff to Maturity Date delta

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Mortgage Payoff Detail
Principal Components
Current P&I
Full Payoff
Partial Payoff
Interest Components
Penalty (YM)
Interest
PTD
Investor
No.
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
DSCR
LTV
Phy
Occ %
Payoff
Type
Payoff
Date
Dates
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
Property Type Code
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
MH Mobile Home Park
Amortization Type
1
Partial Liq'n (Curtailment)
2
Payoff Prior to Maturity
3
Disposition/Liquidation
4
Repurchase/Substitution
5
Full Payoff at Maturity
6
DPO
7
N/A
8
Payoff w/ Penalty
9
Payoff w/ Yield Maintenance
10 Curtailment w/ Penalty
11 Curtailment w/ Yield Maintenance

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Delinquency Detail
P&I Advances
Non-Advancing
Tracking
Status/Resolution w Relevant Dates
Loan Description
Investor
No.
PTD
Interest
Prior Outstanding
Current Outstanding
Principal
Interest
Principal
ASER
Non-
Recoverable
Mo (s)
Delinq
Mo (s)
Recov
Loan
Status
Resoln
Strategy
SS Tran
Date
ARA
Date
FC/REO
Date
BK
Date
Prop
Type
DSCR LTV
Totals
Property Type Code
Loan Status Code
Resolution Strategy Code
1
Modification
2
Foreclosure
3
Bankruptcy
4
Extension
5
Note Sale
6
DPO
7
REO
8
Resolved
9
Pending Return
to Master Servicer
10
Deed in Lieu Of
Foreclosure
11
Full Payoff
12
Reps and Warranties
13
Other or TBD
0
Current
A
Grace
B
0 - 29 Days
1
30 Days Delinquent
2
60 Days Delinquent
3
90 Days Delinquent
4
Matured Balloon
7
Foreclosure
9
REO
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
MH Mobile Home Park
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Stratification - Mortgage Balances/Rates
Current
Original
Distribution of Principal Balances - All Groups
Summation
Weighted Average
Summation
Weighted Average
Cnt
Balance
%
Term
Rate
DSCR
LTV
OCC
Balances
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Balances
0 - 4,999,999.99
0.58 94.80%
1
4,045,542.85
0.43%
53.00
54.00
2.03
5.55%
0.43%
4,049,455.23
1
5.55% 2.03
0.58 94.80%
5,000,000 - 9,999,999.99
0.66 85.43%
14
110,311,620.72 11.61%
105.90
109.68
1.68
6.02%
10.56%
100,424,047.42
13
6.06% 1.67
0.61 84.07%
10,000,000 - 14,999,999.99
0.60 94.64%
8
92,987,193.97
9.78%
107.41
105.56
1.62
5.70%
10.83%
103,050,508.99
9
5.62% 1.62
0.66 97.23%
15,000,000 - 19,999,999.99
0.59 93.06%
10
166,001,400.86 17.46%
98.26
99.26
1.82
6.00%
17.47%
166,153,814.26
10
6.00% 1.82
0.59 93.06%
20,000,000 - 24,999,999.99
0.54 82.90%
1
23,536,486.36
2.48%
112.00
113.00
1.98
5.11%
2.48%
23,561,920.98
1
5.11% 1.98
0.54 82.90%
25,000,000 - 39,999,999.99
0.70 94.21%
2
61,373,402.02
6.46%
118.09
119.09
1.79
5.80%
6.45%
61,395,901.86
2
5.80% 1.79
0.70 94.21%
40,000,000 - 54,999,999.99
0.65 94.01%
4
203,416,527.32 21.40%
115.19
116.19
1.50
6.04%
21.40%
203,587,965.48
4
6.04% 1.50
0.65 94.01%
55,000,000 - 69,999,999.99
0.65 79.60%
2
114,158,153.12 12.01%
98.72
99.72
1.66
6.17%
12.01%
114,264,846.24
2
6.17% 1.66
0.65 79.60%
70,000,000 - 84,999,999.99
0.24 100.00%
1
75,000,000.00
7.89%
113.00
114.00
4.34
4.88%
7.88%
75,000,000.00
1
4.88% 4.34
0.24 100.00%
85,000,000 - 99,999,999.99
0.50 90.00%
1
99,683,707.44 10.49%
117.00
118.00
1.93
5.47%
10.49%
99,779,556.39
1
5.47% 1.93
0.50 90.00%
44
950,514,034.66
951,268,016.85
44
Average
Minimum
Maximum
21,602,591.70
108.28 5.82% 1.91
0.59 91.07%
21,619,727.66
109.28
5.82% 1.91
0.59 91.07%
99,683,707.44
119.00
4.88%
6.75% 4.34
0.75 100.00%
99,779,556.39
120.00
52.00
6.75% 4.34 0.75 100.00%
4,045,542.85
51.00
1.28
0.11 70.00%
4,049,455.23
4.88% 1.28 0.00 70.00%
Current
Original
Distribution of Mortgage Rates - All Groups
Summation
Weighted Average
Summation
Weighted Average
Cnt
Balance
%
Term
Rate
DSCR
LTV
OCC
Mortgage Rates
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Mortgage Rates
4.0000% - 4.2500%
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00% 0.00
0.00
0.00%
4.2500% - 4.5000%
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00% 0.00
0.00
0.00%
4.5000% - 4.7500%
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00% 0.00
0.00
0.00%
4.7500% - 5.0000%
0.25 99.74%
2
90,961,144.44
9.57%
113.88
114.88
4.13
4.89%
9.56%
90,978,415.61
2
4.89% 4.13
0.25 99.74%
5.0000% - 5.2500%
0.59 91.38%
4
62,447,075.31
6.57%
112.41
113.41
1.90
5.08%
6.57%
62,500,288.27
4
5.08% 1.90
0.59 91.38%
5.2500% - 5.5000%
0.50 90.00%
1
99,683,707.44 10.49%
117.00
118.00
1.93
5.47%
10.49%
99,779,556.39
1
5.47% 1.93
0.50 90.00%
5.5000% - 5.7500%
0.71 92.15%
6
72,146,784.97
7.59%
114.96
115.96
1.61
5.56%
7.59%
72,172,203.18
6
5.56% 1.61
0.71 92.15%
5.7500% - 6.0000%
0.63 90.97%
10
237,881,855.66 25.03%
116.12
117.12
1.70
5.85%
25.03%
238,094,078.33
10
5.85% 1.70
0.63 90.97%
6.0000% - 6.2500%
0.65 94.48%
10
179,620,048.44 18.90%
110.10
111.10
1.60
6.08%
18.90%
179,787,878.74
10
6.08% 1.60
0.65 94.48%
6.2500% - 8.0000%
0.63 84.48%
11
207,773,418.40 21.86%
87.53
88.53
1.53
6.43%
21.86%
207,955,596.33
11
6.43% 1.53
0.63 84.48%
44
950,514,034.66
951,268,016.85
44

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Stratification - Amortization Terms
Current
Original
Amortization terms of the Mortgage Pool - All Groups
Summation
Weighted Average
Summation
Weighted Average
Amortizing/Balloon
Cnt
Balance
%
Term
Rate
DSCR LTV
OCC
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 29
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
30 - 59
0.65 90.99%
6
73,285,363.26
8.96%
54.89
55.89
1.59
6.30%
8.96%
73,343,233.71
6
6.30%
1.59
0.65 90.99%
60 - 119
0.60 89.82%
34
744,177,146.40 91.04%
112.35
112.64
1.72
5.90%
82.30%
673,373,258.14
31
5.89%
1.71
0.60 89.76%
120 - 179
0.68 89.15%
0
0.00
0.00%
0.00
120.00
1.68
5.83%
8.74%
71,500,000.00
3
0.00%
0.00
0.00 0.00%
180 - Plus
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
Total
40
817,462,509.66
818,216,491.85
40
Average
Minimum
Maximum
20,436,562.74
107.20 5.93% 1.70
0.61 89.87%
20,455,412.30
108.20
5.93% 1.70
0.61 89.87%
99,683,707.44
119.00
4.96%
6.75% 3.14
0.73 100.00%
99,779,556.39
120.00
52.00
6.75% 3.14 0.73 100.00%
4,045,542.85
51.00
1.28
0.11 70.00%
4,049,455.23
4.96% 1.28 0.00 70.00%
Current
Original
Summation
Weighted Average
Summation
Weighted Average
Interest Only/Amortizing/Balloon
Cnt
Balance
%
Term
Rate
DSCR LTV
OCC
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 29
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
30 - 59
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
60 - 119
0.00 0.00%
1
33,500,000.00 100.00%
119.00
0.00
0.00
0.00%
0.00%
0.00
0
5.50%
1.49
0.74 93.80%
120 - 179
0.74 93.80%
0
0.00
0.00%
0.00
120.00
1.49
5.50%
100.00%
33,500,000.00
1
0.00%
0.00
0.00 0.00%
180 - Plus
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
Total
1
33,500,000.00
33,500,000.00
1
Average
Minimum
Maximum
33,500,000.00
119.00 5.50% 1.49
0.74 93.80%
33,500,000.00
120.00
5.50% 1.49
0.74 93.80%
33,500,000.00
119.00
5.50%
5.50% 1.49
0.74 93.80%
33,500,000.00
120.00
120.00
5.50% 1.49 0.74 93.80%
33,500,000.00
119.00
1.49
0.74 93.80%
33,500,000.00
5.50% 1.49 0.74 93.80%
Current
Original
Summation
Weighted Average
Summation
Weighted Average
Interest Only/Balloon
Cnt
Balance
%
Term
Rate
DSCR LTV
OCC
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 29
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
30 - 59
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
60 - 119
0.30 100.00%
3
99,551,525.00 100.00%
113.53
113.85
3.98
4.92%
88.95%
88,551,525.00
2
4.99%
3.72
0.35 100.00%
120 - 179
0.75 100.00%
0
0.00
0.00%
0.00
120.00
1.67
5.50%
11.05%
11,000,000.00
1
0.00%
0.00
0.00 0.00%
180 - Plus
0.00 0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00%
0.00%
0.00
0
0.00%
0.00
0.00 0.00%
Total
3
99,551,525.00
99,551,525.00
3
Average
Minimum
Maximum
33,183,841.67
113.53 4.99% 3.72
0.35 100.00%
33,183,841.67
114.53
4.99% 3.72
0.35 100.00%
75,000,000.00
119.00
4.88%
5.50% 4.34
0.75 100.00%
75,000,000.00
120.00
113.00
5.50% 4.34 0.75 100.00%
11,000,000.00
112.00
1.67
0.24 100.00%
11,000,000.00
4.88% 1.67 0.24 100.00%

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Stratification - Property Types
Distribution Of Property Types- Current Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Property Types
Industrial
1
19,942,113.11
2.10%
118.00
6.00%
1.54 0.66 100.00%
Lodging
5
49,365,855.83
5.19%
86.84
6.29%
1.84 0.62
74.62%
Manufactured Housing
6
73,106,651.17
7.69%
115.40
6.10%
1.47 0.64
91.50%
Mixed Use
1
33,500,000.00
3.52%
119.00
5.50%
1.49 0.74
93.80%
Multifamily
6
108,983,329.01
11.47%
95.06
6.17%
1.53 0.66
94.82%
Office
5
92,743,344.64
9.76%
111.74
5.92%
1.80 0.58
97.66%
Retail
16
486,079,285.14
51.14%
114.43
5.57%
2.17 0.55
92.57%
Various
4
86,793,455.76
9.13%
86.52
6.24%
1.69 0.58
76.82%
Total
44
950,514,034.66
Distribution Of Property Types- Closing Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Property Types
Industrial
1
19,967,806.39
2.10%
119.00
6.00%
1.54
0.66 100.00%
Lodging
5
49,419,862.03
5.20%
87.84
6.29%
1.84
0.62 74.63%
Manufactured Housing
6
73,170,195.40
7.69%
116.40
6.10%
1.47
0.64 91.50%
Mixed Use
1
33,500,000.00
3.52%
120.00
5.50%
1.49
0.74 93.80%
Multifamily
6 109,074,771.21
11.47%
96.06
6.17%
1.53
0.66 94.82%
Office
5
92,823,322.16
9.76%
112.74
5.92%
1.80
0.58 97.66%
Retail
16 486,445,688.42
51.14%
115.43
5.57%
2.17
0.55 92.57%
Various
4
86,866,371.24
9.13%
87.51
6.24%
1.69
0.58 76.82%
Total
44 951,268,016.85
Average
Minimum
Maximum
21,602,591.70
108.28
5.82%
1.91
0.59 91.07%
21,619,727.66
109.28
5.82%
1.91
0.59
91.07%
99,683,707.44
119.00
4.88%
6.75%
4.34 0.75
100.00%
99,779,556.39
120.00
52.00
6.75% 4.34
0.75 100.00%
4,045,542.85
51.00
1.28 0.11
70.00%
4,049,455.23
4.88%
1.28
0.00 70.00%

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Stratification - Geographic Distribution
Distribution by Geographic Location - Current Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Geographic
Alaska
2
21,934,467.28
2.31%
114.00
6.25% 1.39
0.71
97.05%
Arizona
1
15,440,477.33
1.62%
116.00
5.80% 1.80
0.50
88.30%
California
6
125,144,913.13
13.17%
106.83
5.66% 1.82
0.58
90.80%
Florida
5
56,955,315.16
5.99%
73.00
6.33% 1.49
0.67
95.44%
Georgia
1
54,841,800.17
5.77%
117.00
5.93% 1.73
0.58
100.00%
Illinois
1
8,980,794.10
0.94%
118.00
5.65% 1.56
0.70
86.00%
Indiana
1
54,748,026.15
5.76%
115.00
6.11% 1.50
0.66
93.80%
Louisiana
2
14,598,962.61
1.54%
115.10
6.10% 2.20
0.60
73.32%
Massachusetts
2
110,683,707.44
11.64%
117.20
5.48% 1.90
0.52
90.99%
Michigan
1
6,794,073.69
0.71%
119.00
5.81% 1.76
0.69
92.40%
New York
4
105,116,287.70
11.06%
107.78
5.21% 3.52
0.35
97.99%
North Carolina
2
65,723,794.66
6.91%
112.40
5.82% 1.67
0.63
87.96%
Ohio
1
4,045,542.85
0.43%
53.00
5.55% 2.03
0.58
94.80%
Oregon
2
22,839,875.56
2.40%
117.35
5.82% 1.61
0.66
88.35%
Pennsylvania
3
74,924,927.02
7.88%
116.99
5.68% 1.82
0.69
95.26%
PR
1
57,700,224.74
6.07%
119.00
5.85% 1.69
0.68
88.50%
Texas
6
105,538,340.07
11.10%
89.21
6.38% 1.63
0.58
77.93%
Various
2
36,889,983.87
3.88%
117.08
6.02% 1.48
0.66
93.06%
Virginia
1
7,612,521.13
0.80%
117.00
5.82% 1.45
0.72
95.40%
Total
44
950,514,034.66
Distribution by Geographic Location - Closing Status
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Geographic
Alaska
2
21,952,088.00
2.31%
115.00
6.25% 1.39
0.71
97.05%
Arizona
1
15,454,231.87
1.62%
117.00
5.80% 1.80
0.50
88.30%
California
6
125,262,187.11
13.17%
107.83
5.66% 1.82
0.58
90.80%
Florida
5
56,999,272.36
5.99%
74.00
6.33% 1.49
0.67
95.44%
Georgia
1
54,888,798.26
5.77%
118.00
5.93% 1.73
0.58 100.00%
Illinois
1
8,989,011.28
0.94%
119.00
5.65% 1.56
0.70
86.00%
Indiana
1
54,793,389.29
5.76%
116.00
6.11% 1.50
0.66
93.80%
Louisiana
2
14,617,799.48
1.54%
116.10
6.10% 2.20
0.60
73.32%
Massachusetts
2
110,779,556.39
11.65%
118.20
5.48% 1.90
0.52
90.99%
Michigan
1
6,800,000.00
0.71%
120.00
5.81% 1.76
0.69
92.40%
New York
4
105,145,653.69
11.05%
108.78
5.21% 3.52
0.35
97.99%
North Carolina
2
65,783,085.38
6.92%
113.40
5.82% 1.67
0.64
87.96%
Ohio
1
4,049,455.23
0.43%
54.00
5.55% 2.03
0.58
94.80%
Oregon
2
22,859,994.57
2.40%
118.35
5.82% 1.61
0.66
88.35%
Pennsylvania
3
74,947,426.86
7.88%
117.99
5.68% 1.82
0.69
95.26%
PR
1
57,750,000.00
6.07%
120.00
5.85% 1.69
0.68
88.50%
Texas
6
105,644,051.20
11.11%
90.21
6.38% 1.63
0.58
77.93%
Various
2
36,932,782.23
3.88%
118.08
6.02% 1.48
0.66
93.06%
Virginia
1
7,619,233.65
0.80%
118.00
5.82% 1.45
0.72
95.40%
Total
44
951,268,016.85

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Stratification - Financial Ratios and Others
Distribution of Loan Seasoning
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Terms
0 - 23
27
564,828,344.97
59.42%
113.94
5.86%
1.74 0.61
93.20%
24 - 59
15
319,237,832.62
33.59%
104.57
5.60%
2.26 0.55
91.59%
60 - 89
0
0.00
0.00%
0.00
0.00%
0.00 0.00
0.00%
90 - 119
0
0.00
0.00%
0.00
0.00%
0.00 0.00
0.00%
120 - plus
2
66,447,857.07
6.99%
78.00
6.50%
1.62 0.55
70.50%
Total
44
950,514,034.66
Distribution of Debt Service Coverage Ratios (DSCRs)- Most Recent
Summation
Weighted Average
DSCR OCC
Rate
Term
%
Balance
Cnt
Ratios
1.00 - 1.25
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
1.25 - 1.50
11
210,537,911.59
22.15%
110.15 5.99%
92.28%
1.40
1.50 - 1.75
17
385,146,019.47
40.52%
104.21 6.06%
90.27%
1.61
1.75 - 2.00
9
202,035,630.79
21.26%
110.31 5.52%
87.45%
1.90
2.00 - 2.25
4
46,517,907.48
4.89%
110.84 6.09%
88.00%
2.16
2.25 - 2.50
1
15,315,420.89
1.61%
117.00 5.81%
100.00%
2.44
2.50 - 2.75
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
2.75 - 3.00
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
3.00 - 3.25
1
15,961,144.44
1.68%
118.00 4.96%
98.50%
3.14
3.25 - 5.00
1
75,000,000.00
7.89%
113.00 4.88%
100.00%
4.34
44
950,514,034.66
Average
Minimum
Maximum
21,602,591.70
108.28 5.82%
1.91 0.59
91.07%
99,683,707.44
119.00
4.88%
6.75%
4.34 0.75
100.00%
4,045,542.85
51.00
1.28 0.11
70.00%
Max DSCR
4.34
1.28
Min DSCR
Distribution of Maturity Dates
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Year
2016
4
38,847,949.62
4.09%
52.13
6.12%
1.65 0.65
84.89%
2017
2
34,437,413.64
3.62%
58.00
6.50%
1.52 0.65
97.86%
2018
3
75,370,709.18
7.93%
77.88
6.53%
1.61 0.55
71.26%
2021
15
330,111,339.24
34.73%
113.51
5.58%
2.23 0.55
92.10%
2022
20
471,746,622.98
49.63%
117.76
5.79%
1.78 0.61
93.52%
Total
44
950,514,034.66
Distribution of Loan-to-values (LTVs)
Summation
Weighted Average
DSCR OCC
Rate
Term
%
Balance
Cnt
Ratios
0.0100 - 0.4999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
0.5000 - 0.5999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
0.6000 - 0.6999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
0.7000 - 0.7999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
0.8000 - 0.8999
0
0.00
0.00%
0.00 0.00%
0.00%
0.00
0.9000 - 0.9999
44
950,514,034.66 100.00%
108.28 5.82%
91.07%
1.91
Total
44
950,514,034.66
Max LTV
Min LTV
0.75
0.11

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Distribution by Amortization Type
Summation
Weighted Average
OCC
LTV
DSCR
Rate
Term
%
Balance
Cnt
Amortization Type
Amortizing Balloon
40
817,462,509.66
86.00%
107.20
5.93%
1.70 0.61
89.87%
Interest Only/Balloon
3
99,551,525.00
10.47%
113.53
4.99%
3.72 0.35
100.00%
Interest Only/Amortizing/Balloon
1
33,500,000.00
3.52%
119.00
5.50%
1.49 0.74
93.80%
Total
44
950,514,034.66
Distribution of Occupancy Percentages
Summation
Weighted Average
DSCR
LTV
Rate
Term
%
Balance
Cnt
Percentages
0.5 - 0.55
0
0.00
0.00%
0.00 0.00%
0.00
0.00
0.55 - 0.6
0
0.00
0.00%
0.00 0.00%
0.00
0.00
0.6 - 0.65
0
0.00
0.00%
0.00 0.00%
0.00
0.00
0.65 - 0.7
0
0.00
0.00%
0.00 0.00%
0.00
0.00
0.7 - 0.75
4
90,987,622.45
9.57%
76.28 6.46%
0.58
1.70
0.75 - 0.8
3
23,324,064.95
2.45%
100.19 6.20%
0.59
1.82
0.8 - 0.85
5
107,543,641.03
11.31%
113.02 5.72%
0.64
1.61
0.85 - 0.9
4
90,194,231.86
9.49%
118.12 5.87%
0.65
1.66
0.9 - 0.95
9
259,966,776.27
27.35%
115.84 5.70%
0.60
1.77
0.95 - 1
13
188,846,838.93
19.87%
99.85 6.04%
0.63
1.59
44
950,514,034.66
Max Occ
Min Occ
100.00
70.00

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Historical Loss Liquidation
Liquidation Components (time of resolution)
Investor
No.
Subsequent Adjustments
Adjustment
Date
Minor
Adjustment
Cumulative
Adjustments
Cumulative
Adjusted Loss
Period
Liquidation
Proceeds
Liquidation
Expense
Net Liquidation
Proceeds
Realized Loss
to Trust
Expense to
the Trust
Liquidation
Sales Price
Most Recent
Appraisal
Beginning
Balance
Totals

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Historical Bond/Collateral Realized Loss Reconciliation
Liquidation Summary
Investor
No.
Cash Adjustment
Cash
Recovery (10)
Curr Certificate
Writedown Adj.
Period
Certificate Level
Prior Certificate
Writedown (3)
OC, Credit
Support (4)
Shortfalls/
Excesses (5)
Modification,
ARA Adjs (6)
Subseq Claims
Recoveries (8)
Curr Certificate
Writedown (9)
Beginning
Balance (1)
Aggregate
Loss (2)
Loan Status Code
6 Modification Adjustments/Appraisal Reduction Adjustments
7 Additional (Recoveries) Expenses applied to Realized Losses
8 Realized Loss Applied to Certificates to Date ((3) -(4) - (5) - (6) + (7))
9 Recoveries of Realized Losses Paid as Cash
10 Recoveries/Realized Losses applied to Certificate Interest
1 Current Scheduled Beginning Balance of the Loan at Liquidation
2 Aggregate Realized Loss on Loans
3 Prior Realized Loss Applied to Certificates
4 Amounts covered by Overcollaterization and other Credit Supports
5 Interest (Shortages)/Excesses applied to Realized Losses
Note: In the initial period, the Realized Loss Applied to certificates to Date will equal Aggregate Realized Loss on Loans ( - (4) - (5) -(6) +(7)) versus ( (3) - (4) - (5) -(6) +(7))

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Loan Level Detail
Principal Components
Begin Bal
Current P&I
Principal
Ending Bal
Interest
Rate
Accrual
Interest
PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
Current Status
Loan
Status
DSCR
LTV
Phy
Occ %
Rsln
Strgy Dfsd
1
99,779,556.39
95,848.95
99,683,707.44
470,247.19
RT MA
2
1.93
0.4959
1.93
0.4964
5.4730%
Act/360
4/6/2012
1/6/2022
90.00%
90.00%
2
75,000,000.00
0.00
75,000,000.00
315,166.67
RT NY
3
4.34
0.2419
4.34
0.2419
4.8800%
Act/360
4/6/2012
9/6/2021
100.00%
100.00%
3
57,750,000.00
49,775.26
57,700,224.74
290,915.63
RT PR
2
1.69
0.6756
1.69
0.6762
5.8500%
Act/360
4/6/2012
3/6/2022
88.50%
88.50%
4
56,514,846.24
56,917.92
56,457,928.38
306,122.08
XX TX
2
1.62
0.6259
1.62
0.6266
6.5000%
30/360
4/1/2012
10/1/2018
70.50%
70.50%
5
54,888,798.26
46,998.09
54,841,800.17
280,283.55
OF GA
2
1.73
0.5773
1.73
0.5778
5.9300%
Act/360
4/6/2012
1/6/2022
100.00%
100.00%
6
54,793,389.29
45,363.14
54,748,026.15
288,289.33
MF
IN
2
1.50
0.6589
1.50
0.6594
6.1100%
Act/360
4/6/2012
11/6/2021
93.80%
93.80%
7
50,454,121.81
45,748.04
50,408,373.77
253,293.71
RT NC
2
1.44
0.6937
1.44
0.6943
5.8300%
Act/360
4/1/2012
7/1/2021
84.30%
84.30%
8
43,451,656.12
33,328.89
43,418,327.23
236,548.40
RT CA
2
1.28
0.6579
1.28
0.6584
6.3220%
Act/360
4/6/2012
2/6/2022
98.00%
98.00%
9
18,479,935.47
13,496.27
18,466,439.20
103,436.31
MF
FL
2
1.52
0.6667
1.52
0.6671
6.5000%
Act/360
4/6/2012
2/6/2017
98.00%
98.00%
10
15,982,646.89
11,672.45
15,970,974.44
89,458.43
MF
FL
2
1.52
0.6388
1.52
0.6393
6.5000%
Act/360
4/6/2012
2/6/2017
97.70%
97.70%
11
33,500,000.00
0.00
33,500,000.00
158,659.72
MU PA
5
1.49
0.7428
1.49
0.7428
5.5000%
Act/360
4/6/2012
3/6/2022
93.80%
93.80%
12
27,895,901.86
22,499.84
27,873,402.02
147,924.22
RT PA
2
2.15
0.6482
2.15
0.6487
6.1580%
Act/360
4/6/2012
1/6/2022
94.70%
94.70%
13
23,561,920.98
25,434.62
23,536,486.36
103,618.13
RT CA
2
1.98
0.5374
1.98
0.5379
5.1070%
Act/360
4/6/2012
8/6/2021
82.90%
82.90%
14
19,967,806.39
25,693.28
19,942,113.11
103,167.00
IN Var
2
1.54
0.6551
1.54
0.6560
6.0000%
Act/360
4/6/2012
2/6/2022
100.00%
100.00%
15
16,964,975.84
17,105.08
16,947,870.76
88,368.20
MH Var
2
1.41
0.6672
1.41
0.6679
6.0490%
Act/360
4/6/2012
12/6/2021
84.90%
84.90%
16
16,883,352.11
13,460.96
16,869,891.15
92,319.11
LO CA
2
1.78
0.6616
1.78
0.6621
6.3500%
Act/360
4/6/2012
7/6/2016
70.20%
70.20%
17
15,978,415.61
17,271.17
15,961,144.44
68,190.55
RT CA
2
3.14
0.3118
3.14
0.3121
4.9560%
Act/360
4/6/2012
2/6/2022
98.50%
98.50%
18
15,732,024.79
12,706.35
15,719,318.44
83,043.24
RT TX
2
1.63
0.6591
1.63
0.6596
6.1300%
Act/360
4/6/2012
2/6/2022
99.60%
99.60%
19
15,454,231.87
13,754.54
15,440,477.33
77,211.92
MH AZ
2
1.80
0.4981
1.80
0.4985
5.8020%
Act/360
4/6/2012
12/6/2021
88.30%
88.30%
20
15,381,461.72
13,710.62
15,367,751.10
76,159.60
RT OR
2
1.54
0.6770
1.54
0.6776
5.7500%
Act/360
4/6/2012
2/6/2022
92.90%
92.90%
21
15,328,963.57
13,542.68
15,315,420.89
76,665.26
OF NC
2
2.44
0.4401
2.44
0.4405
5.8080%
Act/360
4/6/2012
1/6/2022
100.00%
100.00%
22
14,364,196.11
15,717.34
14,348,478.77
62,155.07
RT CA
2
1.73
0.6406
1.73
0.6413
5.0250%
Act/360
4/6/2012
9/6/2021
96.90%
96.90%
23
13,551,525.00
0.00
13,551,525.00
60,097.25
XX PA
3
1.98
0.6518
1.98
0.6518
5.1500%
Act/360
4/6/2012
8/6/2021
100.00%
100.00%
24
11,022,646.18
12,061.00
11,010,585.18
47,695.91
RT CA
2
1.86
0.5676
1.86
0.5682
5.0250%
Act/360
4/6/2012
9/6/2021
91.70%
91.70%
25
11,000,932.99
8,830.34
10,992,102.65
59,206.41
MH AK
2
1.36
0.7092
1.36
0.7097
6.2500%
Act/360
4/6/2012
10/6/2021
96.90%
96.90%
26
11,000,000.00
0.00
11,000,000.00
52,097.22
RT MA
3
1.67
0.7483
1.67
0.7483
5.5000%
Act/360
4/6/2012
3/6/2022
100.00%
100.00%
27
10,951,155.01
8,790.38
10,942,364.63
58,938.51
MH AK
2
1.43
0.7105
1.43
0.7111
6.2500%
Act/360
4/6/2012
10/6/2021
97.20%
97.20%
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Loan Status Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
Property Type Code
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
MH Mobile Home Park
Amortization Type
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Principal Components
Begin Bal
Current P&I
Principal
Ending Bal
Interest
Rate
Accrual
Interest
PTD
Investor
No.
Static
Prop
Type State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
Current Status
Loan
Status
DSCR
LTV
Phy
Occ %
Rsln
Strgy Dfsd
28
10,720,003.52
8,903.41
10,711,100.11
56,032.86
MH NY
2
1.35
0.6121
1.35
0.6126
6.0700%
Act/360
4/6/2012
12/6/2021
98.20%
98.20%
29
10,440,050.18
9,012.55
10,431,037.63
53,940.26
RT NY
2
1.42
0.6246
1.42
0.6252
6.0000%
Act/360
4/6/2012
9/6/2016
96.40%
96.40%
30
8,989,011.28
8,217.18
8,980,794.10
43,734.04
MF
IL
2
1.56
0.6962
1.56
0.6968
5.6500%
Act/360
4/6/2012
2/6/2022
86.00%
86.00%
31
8,985,599.99
11,450.03
8,974,149.96
46,812.48
LO NY
2
1.65
0.5943
1.65
0.5951
6.0500%
Act/360
4/6/2012
2/6/2022
82.80%
82.80%
32
8,933,110.45
10,258.34
8,922,852.11
51,923.70
LO TX
2
1.54
0.5949
1.54
0.5955
6.7500%
Act/360
4/6/2012
9/6/2018
76.90%
76.90%
33
8,078,896.17
6,160.48
8,072,735.69
44,447.17
MH FL
2
1.30
0.7273
1.30
0.7278
6.3890%
Act/360
4/6/2012
12/6/2021
87.50%
87.50%
34
7,683,736.67
6,976.49
7,676,760.18
37,714.34
RT TX
2
1.94
0.6141
1.94
0.6147
5.7000%
Act/360
4/6/2012
1/6/2022
80.20%
80.20%
35
7,679,064.88
9,190.65
7,669,874.23
42,320.18
LO LA
2
2.17
0.6669
2.17
0.6677
6.4000%
Act/360
4/6/2012
1/6/2022
70.00%
70.00%
36
7,619,233.65
6,712.52
7,612,521.13
38,178.50
OF VA
2
1.45
0.7182
1.45
0.7188
5.8190%
Act/360
4/6/2012
1/6/2022
95.40%
95.40%
37
7,507,793.83
6,315.84
7,501,477.99
39,436.77
OF
FL
2
1.47
0.6820
1.47
0.6825
6.1000%
Act/360
4/6/2012
9/6/2016
96.60%
96.60%
38
7,478,532.85
6,408.39
7,472,124.46
38,317.09
OF OR
2
1.75
0.6332
1.75
0.6338
5.9500%
Act/360
4/6/2012
12/6/2021
79.00%
79.00%
39
6,950,000.00
6,312.16
6,943,687.84
33,783.76
RT
FL
2
1.56
0.6944
1.56
0.6950
5.6450%
Act/360
4/6/2012
3/6/2022
91.40%
91.40%
40
6,938,734.60
9,646.22
6,929,088.38
34,475.87
LO LA
2
2.24
0.5330
2.24
0.5337
5.7700%
Act/360
4/1/2012
9/1/2021
77.00%
77.00%
41
6,800,000.00
5,926.31
6,794,073.69
34,003.21
XX
MI
2
1.76
0.6866
1.76
0.6872
5.8070%
Act/360
4/6/2012
3/6/2022
92.40%
92.40%
42
6,780,333.05
8,780.78
6,771,552.27
35,031.72
MF TX
2
1.51
0.6875
1.51
0.6884
6.0000%
Act/360
4/6/2012
1/6/2022
99.30%
99.30%
43
4,049,455.23
3,912.38
4,045,542.85
19,353.02
MF OH
2
2.03
0.5800
2.03
0.5806
5.5500%
Act/360
4/6/2012
9/6/2016
94.80%
94.80%
44
10,000,000.00
10,071.31
9,989,928.69
54,166.67
XX TX
2
1.62
0.1108
1.62
6.5000%
30/360
4/1/2012
10/1/2018
70.50%
70.50%
951,268,016.85
753,982.25
950,514,034.66
4,752,950.26
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
Resolution Strategy Code
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Loan Status Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
Property Type Code
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
MH Mobile Home Park
Amortization Type
1 Fully Amortizing
2 Amortizing Balloon
3 Interest Only/Balloon
4 Interest Only/Amortizing
5 Interest Only/Amortizing/Balloon
6 Principal Only

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Specially Serviced Loan Detail
Status/Resolutions
Remaining
Life
Investor
No.
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Financial
Most Recent
Cutoff
Paid Through
Date
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy
Balance/Rate/Terms
Scheduled
Balance
Actual
Balance
Note
Rate
Amort
DSCR
LTV
DSCR
LTV
Phy
Occ %
Phy
Occ %
Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
Loan Status Code
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Property Type Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
MH Mobile Home Park

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Specially Serviced Loan Comments
Status/Resolutions
Investor
No.
Description
Paid Through
Date
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Appraisal Reduction Detail
ASER
Investor
No.
Appraisal Reduction Components
Scheduled
Balance
Appraisal
Reduction Amt
Actual
Balance
Status/Resolutions
PTD
Loan
Status
Spec Serv
Trans Date
Resoln
Strategy
Most Recent
Cutoff
DSCR
LTV
Phy
Occ %
DSCR
LTV
Phy
Occ %
Static
Prop
Type
State
Amort
Type
Cutoff
Maturity
Resolution Strategy Code
1 Modification
2 Foreclosure
3 Bankruptcy
4 Extension
5 Note Sale
6 DPO
7 REO
8 Resolved
9 Pending Return
to Master Servicer
10 Deed in Lieu Of
Foreclosure
11 Full Payoff
12 Reps and Warranties
13 Other or TBD
Loan Status Code
0 Current
A Grace
B 0 - 29 Days
1 30 Days Delinquent
2 60 Days Delinquent
3 90 Days Delinquent
4 Matured Balloon
7 Foreclosure
9 REO
Property Type Code
OF
Office
MU Mixed Use
LO
Lodging
SS
Self Storage
OT
Other
MF
Multi-Family
RT
Retail
HC
Health Care
IN
Industrial
WH Warehouse
MH Mobile Home Park

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Appraisal Reduction Comments
Status/Resolutions
Investor
No.
Description
PTD
Loan
Status
Appraisal
Redn Date
Resoln
Strategy

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Modifications/Extensions Detail/Description
Rate
Investor
No.
Description
Date
Modification Components
Type
Modification
Balance
P&I Amount
Modification Terms - Cutoff/Current
P&I Amount
Maturity
Rate
Balance
Maturity
Modification Type
1
Maturity Date
2
Amortization Change
3
Principal Write-off
4
Temporary Rate Reduction
5
Capitalization of Interest
6
Capitalization on Taxes
7
Other
8
Combination

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
REO Historical Detail
Investor
No.
Date
Appraisal Information
Type
REO
Scheduled
Balances
Actual
Most Recent
Appraisal
Appraisal
Date
Cutoff
Maturity
Amort
Type
State
Prop
Type
Static
Liquidation Detail
Type
Appraisal
Redn Amt
Liquidation
Date
Net Liquidation
Proceeds
Realized
Loss
REO Type
4
Final Recovery REO
5
Permitted Purchase of REO
1
Paid-in-Full
2
Final Recovery Mode
3
Permitted Purchase

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Material Breaches and Document Defects
Status/Resolutions
Investor
No.
PTD
Loan
Status
Breach or
Defect Date
Resoln
Strategy
Description

Commercial Mortgage Pass-Through Certificates
COMM 2012-LC4
April 13, 2012
Rule 15Ga Information
Status:
Requested
Pending
Executed
Not Executed
Repurchase/Replacement
Status(1)
Most Recent Appraisal
Ending Balance
Asset Originator
Asset Name
Investor
No.
SEC Central Index Key (if applicable)
ABS-15G file Reference
Rule 15Ga-1(a) - repurchases/replacements - Reference
Form ABS-15G - Reference
Mortgage Loan Seller